STRATTON MULTI-CAP FUND
STRATTON MULTI-CAP FUND SUMMARY SECTION

Investment Objective

The fund seeks long-term growth of capital.
The fund also seeks current income from interest and dividends as a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON MULTI-CAP FUND
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON MULTI-CAP FUND
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON MULTI-CAP FUND	120	375	649	1,432

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33.56% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies of any size that the advisor believes are undervalued. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock’s fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.
  Small cap stock risk, or the risk that the fund’s investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.
  Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Investment Results

The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 21.62% December 31, 2003 Lowest: (21.98%) September 30, 2011
Average Annual Total Returns for Periods Ending December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
STRATTON MULTI-CAP FUND	(11.84%)	(1.91%)	3.76%
STRATTON MULTI-CAP FUND Return After Taxes on Distributions	(11.90%)	(2.35%)	3.17%
STRATTON MULTI-CAP FUND Return After Taxes on Distributions and Sale of Fund Shares	(7.62%)	(1.52%)	3.28%
STRATTON MULTI-CAP FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
STRATTON MULTI-CAP FUND Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	4.08%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of December 31, 2011) of the investable U.S. equity market. It is not possible to invest directly in an index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	STRATTON MULTI-CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000094825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
STRATTON MULTI-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
STRATTON MULTI-CAP FUND SUMMARY SECTION

Objective [Heading]	rr_ObjectiveHeading
Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund also seeks current income from interest and dividends as a secondary objective.
Expense [Heading]	rr_ExpenseHeading
Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading
Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33.56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.56%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies of any size that the advisor believes are undervalued. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock’s fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Risk [Heading]	rr_RiskHeading
Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are risks involved with any investment, but the risks associated with an investment in this fund include:

  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.
  Small cap stock risk, or the risk that the fund’s investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.
  Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
Investment Results

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 634-5726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strattonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest: 21.62% December 31, 2003 Lowest: (21.98%) September 30, 2011
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ending December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of December 31, 2011) of the investable U.S. equity market. It is not possible to invest directly in an index.

STRATTON MULTI-CAP FUND | STRATTON MULTI-CAP FUND
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	rr_ExchangeFeeOverRedemption	1.50%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.38%)
2003	rr_AnnualReturn2003	42.19%
2004	rr_AnnualReturn2004	23.53%
2005	rr_AnnualReturn2005	14.49%
2006	rr_AnnualReturn2006	0.77%
2007	rr_AnnualReturn2007	18.76%
2008	rr_AnnualReturn2008	(38.32%)
2009	rr_AnnualReturn2009	24.84%
2010	rr_AnnualReturn2010	12.64%
2011	rr_AnnualReturn2011	(11.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.84%)
5 Years	rr_AverageAnnualReturnYear05	(1.91%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
STRATTON MULTI-CAP FUND | Return After Taxes on Distributions | STRATTON MULTI-CAP FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.90%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	3.17%
STRATTON MULTI-CAP FUND | Return After Taxes on Distributions and Sale of Fund Shares | STRATTON MULTI-CAP FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.62%)
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
10 Years	rr_AverageAnnualReturnYear10	3.28%
STRATTON MULTI-CAP FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
STRATTON MULTI-CAP FUND | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	4.08%